RELATED PARTY TRANSACTIONS - Net Parent Investment (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Net proceeds			$ 900
IBM
Related Party Transaction [Line Items]
Cash pooling and general financing activities/other			(384)	$ (4,167)	$ (4,392)
Allocation of Parent's corporate expenses/other			1,255	1,668	1,610
Related party sales and purchases			2,440	2,991	2,944
Related party intangible assets fee			63	80	38
Taxes (including items settled with Parent)			721	299	399
Issuance of common stock and reclassification of net parent investment			(4,095)
Taxes (including items settled with Parent)			(721)	(299)	(399)
Allocation of Parent's stock-based compensation			(58)	(64)	(51)
Other			749	(131)	(130)
Due from related party		$ 6,000	0
Amount of transfers from Parent	$ 402	498		872	598
Non-cash transfers from parent	159	38
Net transfers from parent in statement of cash flows	$ 243	$ 460	$ (30)	$ 377	$ 18